Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio	Jul. 25, 2011 Transactions Completed in 2011
Business Acquisition [Line Items]
Current assets			$ 6,334	$ 9,557	$ 4,212
Property, plant, and equipment			1,239	2,185	244
Intangible assets			13,248	35,153	3,716
Land use rights				1,436
Goodwill			12,438	20,545	12,025
Total assets acquired			33,259	68,876	20,197
Current liabilities			(1,231)	(3,030)	(2,011)
Deferred tax liabilities			(2,188)	(5,274)	(926)
Net assets acquired			29,840	60,572	17,260
Non-controlling interests			(8,815)	(25,309)	(7,847)
Total consideration			21,025	35,263	9,413
Less: Purchase consideration payable	(20,354)	(2,142)	(5,485)	(14,106)	(2,142)
Less: Cash acquired			(2,294)	(1,817)	(741)
Acquisition cost, net of cash received			$ 13,246	$ 19,340	$ 6,530